UNAUDITED CONSOLIDATED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning balance at Aug. 30, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance at Aug. 30, 2020		0	0
Issuance of Class B common stock to Sponsor	25,000		$ 1,006	23,994
Issuance of common stock to sponsor, shares			10,062,500
Sale of units in initial public offering, less fair value of public warrants	385,595,000	$ 4,025		385,590,975
Sale of units in initial public offering, less fair value of public warrants , shares		40,250,000
Offering costs	(21,831,140)			(21,831,140)
Excess of cash received over fair value of private placement warrants	1,474,000			1,474,000
Common stock subject to possible redemption	$ (334,881,980)	$ (3,349)		(334,878,631)
Common stock subject to possible redemption, shares	(33,488,198)	(33,488,198)
Net income (loss)	$ (25,380,878)				(25,380,878)
Ending balance at Dec. 31, 2020	5,000,002	$ 676	$ 1,006	30,379,198	(25,380,878)
Ending balance at Dec. 31, 2020		6,761,802	10,062,500
Common stock subject to possible redemption	(5,164,520)	$ (51)		(5,164,469)
Common stock subject to possible redemption, shares		(516,452)
Net income (loss)	5,164,523				5,164,523
Ending balance at Mar. 31, 2021	5,000,005	$ 625	$ 1,006	25,214,729	(20,216,355)
Ending balance at Mar. 31, 2021		6,245,350	10,062,500
Beginning balance at Dec. 31, 2020	$ 5,000,002	$ 676	$ 1,006	30,379,198	(25,380,878)
Beginning balance at Dec. 31, 2020		6,761,802	10,062,500
Common stock subject to possible redemption, shares	(34,569,314)	(34,569,314)
Net income (loss)	$ 10,811,165
Ending balance at Jun. 30, 2021	5,000,007	$ 568	$ 1,006	19,568,146	(14,569,713)
Ending balance at Jun. 30, 2021		5,680,686	10,062,500
Beginning balance at Mar. 31, 2021	5,000,005	$ 625	$ 1,006	25,214,729	(20,216,355)
Beginning balance at Mar. 31, 2021		6,245,350	10,062,500
Common stock subject to possible redemption	(5,646,640)	$ (57)		(5,646,583)
Common stock subject to possible redemption, shares		(564,664)
Net income (loss)	5,646,642				5,646,642
Ending balance at Jun. 30, 2021	$ 5,000,007	$ 568	$ 1,006	$ 19,568,146	$ (14,569,713)
Ending balance at Jun. 30, 2021		5,680,686	10,062,500